Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Deferred tax assets:
Tax loss	$ 1,173,027	$ 150,711	$ 2,456,246
Allowance for expected credit losses	72,592	9,327	440,251
Total deferred tax assets	1,245,619	160,038	2,896,497
Valuation allowance	(1,173,027)	(150,711)	(2,689,691)
Deferred tax assets, net of valuation allowance	72,592	9,327	206,806
Deferred tax liabilities:
Depreciation	(2,014,423)	(258,813)	(920,142)
Total deferred tax liabilities	$ (2,014,423)	$ (258,813)	$ (920,142)